Income Tax Benefit/(Expense) - Summary of Amounts That Would Be Recognized Directly in Equity if Brought to Account (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Amounts that would be recognized directly in equity if brought to account
Current tax recorded in equity (if brought to account)	$ (1,059)	$ (764)	$ (148)
Deferred tax recorded in equity (if brought to account)	877	960	808
Current and deferred tax relating to items credited (charged) directly to equity	$ (182)	$ 196	$ 660